SIGNIFICANT ESTIMATES, COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Gain Contingencies [Line Items]
Specified period for funding	30 to 90 days
Origination of mortgage loans Held-for-sale	$ 3,271	$ 407
Mortgage loans held-for-sale	354	327
Total outstanding standby letters of credit	13,522	11,384
Open-end consumer lines [Member]
Gain Contingencies [Line Items]
Line of credit facility, amount granted	104,428	44,318
Property and Casualty, Commercial Insurance Product Line [Member]
Gain Contingencies [Line Items]
Line of credit facility, amount granted	$ 41,018	$ 79,150
Maximum [Member]
Gain Contingencies [Line Items]
Letters of credit outstanding, term	24 months
Minimum [Member]
Gain Contingencies [Line Items]
Letters of credit outstanding, term	7 days